Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
5. Leases
The Company’s headquarters are located in Boulder, Colorado, where it leases 14,790 square feet of office and lab facilities under operating leases that expire in
December 2026
, with rights to extend for a 5 year period. In the Merger with Reneo, the Company assumed the lease in Irvine, California, where it leases office space under a lease agreement that expires in November 2026 (“Irvine lease”). In January 2025, the Company entered into a sublease agreement on the Irvine lease. See Note 16 for further discussion.
Right-of-use assets
and lease liabilities for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$770	$478

Current operating lease liabilities	536	208
Noncurrent operating lease liabilities	549	466

Total lease liabilities	$1,085	$674

Lease expense for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31,
	2024	2023
Operating lease cost	$236	$173
Variable lease expense	187	201

Lease term, discount rates, and additional information for operating leases are as follows (in thousands):

	As of December 31,
	2024	2023
Weighted-average remaining lease term – operating leases (years)	1.87	2.92
Weighted-average discount rate – operating leases	4.5%	4.5%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$315	$210
The aggregate maturities of the Company’s operating lease liabilities were as follows as of December 31, 2024 (in thousands):

2025	$571
2026	560

Total future minimum lease payments	1,131
Less: imputed interest	(46)
Less: Current portion	(536)

Operating lease liability, net of current portion	$549